TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tenant Origination And Absorption Costs Above Market Lease Assets And Below Market Lease Liabilities [Abstract]
Below-Market Lease Liabilities, Cost	$ (4,810)		$ (4,958)	$ (4,406)
Below-Market Lease Liabilities, Accumulated Amortization	1,899		1,778	878
Below-Market Lease Liabilities, Net Amount	(2,911)		(3,180)	(3,528)
Tenant Origination And Absorption Costs, Cost	30,179		30,569	22,472
Tenant Origination and Absorption Costs, Accumulated Amortization	(11,567)		(10,223)	(5,255)
Tenant Origination and Absorption Costs, Net Amount	18,612		20,346	17,217
Above-Market Lease Assets, Cost	3,714		3,714	3,714
Above-Market Lease Assets, Accumulated Amortization	(833)		(741)	(337)
Above-Market Lease Assets, Net Amount	2,881		2,973	3,377
Tenant Origination And Absorption Costs, Amortization	(1,736)	$ (1,604)	(7,036)	(7,895)	$ (10,265)
Above-Market Lease Assets, Amortization	(92)	(101)	(404)	(361)	(283)
Below-Market Lease Liabilities, Amortization	$ 269	$ 353	$ 1,495	$ 1,513	$ 2,858